Deferred Offering Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Offering Costs Disclosure [Abstract]
Deferred Offering Costs Disclosure

Note 6 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to March 31, 2013 that are related to a proposed offering and that will be charged to capital upon the completion of the proposed offering or charged to expense if the proposed offering is not completed.

	Professional and Agents’ fees Paid	Professional and Agents’ fees Accrued	Total
December 31, 2012	$57,500	$142,071	$199,571
Additions	22,590	20,479	43,069

March 31, 2013	$80,090	$162,550	$242,640

Note 9 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to December 31, 2012 that are related to a Proposed Offering and that will be charged to capital upon the completion of the Proposed Offering or charged to expense if the Proposed Offering is not completed.

	December 31, 2012	December 31, 2011

Professional and agents’ fees paid	$57,500	$—
Professional and agents’ fees included Accrued Expenses	142,071	—

Total	$199,571	$—